Stockholders' equity and dividend payment (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' equity and dividend payment [Abstract]
Stockholders Equity
Stockholders’ equity

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2022	162,653,339
Restricted stock issued	556,130
Retirement of treasury shares	(2,209,927)
Issued at December 31, 2023	160,999,542
Restricted stock issued	464,945
Retirement of treasury shares	(1,481,383)
Issued at December 31, 2024	159,983,104
Par value	$0.01	$0.01
Number of shares authorized for issue at December 31, 2024	250,000,000

Dividend Payment
Dividend payments

Dividend payments as of December 31, 2024:		Per share
Payment date:	Total payment	Common
February 28, 2024	$35.5 million	$0.22
May 31, 2024	$46.8 million	$0.29
August 30, 2024	$43.6 million	$0.27
November 29, 2024	$35.5 million	$0.22
Total payments as of December 31, 2024	$161.4 million	$1.00

Dividend payments as of December 31, 2023:		Per share
Payment date:	Total payment	Common
February 24, 2023	$61.9 million	$0.38
May 25, 2023	$37.5 million	$0.23
August 30, 2023	$56.7 million	$0.35
November 28, 2023	$30.6 million	$0.19
Total payments as of December 31, 2023	$186.7 million	$1.15

Dividend payments as of December 31, 2022:		Per share
Payment date:	Total payment	Common
February 24, 2022	$3.3 million	$0.02
May 26, 2022	$3.3 million	$0.02
August 30, 2022	$6.5 million	$0.04
November 29, 2022	$6.5 million	$0.04
Total payments as of December 31, 2022	$19.7 million	$0.12

Refer to Note 18 for the dividend paid after the reporting date.